                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 28, 2014
                                      TO
                         PROSPECTUS DATED MAY 1, 2002
                   (RUSSELL-SELECT/CUSTOM-SELECT/FIRST COVA)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the First Cova Russell-Select, the First Cova Custom-Select and the First Cova Variable Annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                 Mortality and Expense Risk Premium*.... 1.25%
                 Administrative Expense Charge..........  .15%
                                                         ----
                 TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES. 1.40%

  * For account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A), we are waiving an amount of the Mortality and Expense Risk Premium equal to the investment portfolio expenses that are in excess of 0.83% for First Cova VA contracts and 0.58% for First Cova Custom-Select contracts.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                                           Minimum Maximum
                                                                           ------- -------
Total Annual Investment Portfolio Operating Expenses
  (expenses that are deducted from investment portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)...............................................................  0.35%   1.03%

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of average daily net assets of an investment portfolio)

                                                             DISTRIBUTION            ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                                AND/OR               FUND FEES  ANNUAL      AND/OR      ANNUAL
                                                 MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING    EXPENSE    OPERATING
                                                    FEE          FEES       EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) -- SERIES I
Invesco V.I. International Growth Fund              0.71%         --          0.31%    0.01%     1.03%       0.01%       1.02%
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST -- CLASS 1
Templeton Foreign VIP Fund                          0.64%         --          0.14%      --      0.78%         --        0.78%
MET INVESTORS SERIES TRUST
Clarion Global Real Estate Portfolio -- Class A     0.60%         --          0.05%      --      0.65%         --        0.65%
ClearBridge Aggressive Growth Portfolio --
 Class A                                            0.59%         --          0.02%      --      0.61%       0.00%       0.61%
Invesco Mid Cap Value Portfolio -- Class A          0.65%         --          0.05%    0.08%     0.78%       0.02%       0.76%
Lord Abbett Bond Debenture Portfolio -- Class A     0.51%         --          0.03%      --      0.54%         --        0.54%

                                                                DISTRIBUTION            ACQUIRED    TOTAL    FEE WAIVER
                                                                   AND/OR               FUND FEES  ANNUAL      AND/OR
                                                    MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING    EXPENSE
                                                       FEE          FEES       EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Emerging Markets Equity Portfolio --
 Class A                                               0.87%          --         0.15%      --      1.02%       0.01%
MFS(R) Research International Portfolio -- Class A     0.68%          --         0.07%      --      0.75%       0.06%
Morgan Stanley Mid Cap Growth Portfolio --
 Class A                                               0.64%          --         0.05%      --      0.69%       0.01%
PIMCO Total Return Portfolio -- Class A                0.48%          --         0.03%      --      0.51%         --
Pioneer Fund Portfolio -- Class A                      0.65%          --         0.05%      --      0.70%       0.04%
Pioneer Fund Portfolio -- Class B                      0.65%        0.25%        0.05%      --      0.95%       0.04%
T. Rowe Price Large Cap Value Portfolio --
 Class A                                               0.57%          --         0.02%      --      0.59%         --
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio -- Class A             0.33%          --         0.02%      --      0.35%       0.00%
BlackRock Money Market Portfolio -- Class A            0.33%          --         0.02%      --      0.35%       0.02%
Jennison Growth Portfolio -- Class A                   0.60%          --         0.02%      --      0.62%       0.07%
MFS(R) Value Portfolio -- Class B                      0.70%        0.25%        0.02%      --      0.97%       0.14%
Neuberger Berman Genesis Portfolio -- Class A          0.80%          --         0.03%      --      0.83%       0.01%
T. Rowe Price Large Cap Growth Portfolio --
 Class A                                               0.60%          --         0.03%      --      0.63%       0.01%
PUTNAM VARIABLE TRUST
Putnam VT Equity Income Fund -- Class IB               0.48%        0.25%        0.15%      --      0.88%         --
Putnam VT Multi-Cap Growth Fund -- Class IA            0.56%          --         0.16%      --      0.72%         --
RUSSELL INVESTMENT FUNDS
Aggressive Equity Fund                                 0.90%          --         0.15%    0.00%     1.05%       0.05%
Core Bond Fund                                         0.55%          --         0.13%    0.01%     0.69%       0.05%
Global Real Estate Securities Fund                     0.80%          --         0.13%    0.00%     0.93%         --
Multi-Style Equity Fund                                0.73%          --         0.11%    0.00%     0.84%         --
Non-U.S. Fund                                          0.90%          --         0.14%    0.00%     1.04%       0.05%

                                                    NET TOTAL
                                                     ANNUAL
                                                    OPERATING
                                                    EXPENSES
-------------------------------------------------------------
MFS(R) Emerging Markets Equity Portfolio --
 Class A                                              1.01%
MFS(R) Research International Portfolio -- Class A    0.69%
Morgan Stanley Mid Cap Growth Portfolio --
 Class A                                              0.68%
PIMCO Total Return Portfolio -- Class A               0.51%
Pioneer Fund Portfolio -- Class A                     0.66%
Pioneer Fund Portfolio -- Class B                     0.91%
T. Rowe Price Large Cap Value Portfolio --
 Class A                                              0.59%
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio -- Class A            0.35%
BlackRock Money Market Portfolio -- Class A           0.33%
Jennison Growth Portfolio -- Class A                  0.55%
MFS(R) Value Portfolio -- Class B                     0.83%
Neuberger Berman Genesis Portfolio -- Class A         0.82%
T. Rowe Price Large Cap Growth Portfolio --
 Class A                                              0.62%
PUTNAM VARIABLE TRUST
Putnam VT Equity Income Fund -- Class IB              0.88%
Putnam VT Multi-Cap Growth Fund -- Class IA           0.72%
RUSSELL INVESTMENT FUNDS
Aggressive Equity Fund                                1.00%
Core Bond Fund                                        0.64%
Global Real Estate Securities Fund                    0.93%
Multi-Style Equity Fund                               0.84%
Non-U.S. Fund                                         0.99%

The information shown in the table above was provided by the investment portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the investment portfolio's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the investment portfolio, but that the expenses of the investment portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the investment portfolio's board of directors or trustees, are not shown.

INVESTMENT OPTIONS

The contract offers the INVESTMENT PORTFOLIOS which are listed below for allocation of purchase payments and transfers. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

 Templeton Foreign VIP Fund (formerly Templeton Foreign Securities Fund)

MET INVESTORS SERIES TRUST

 Clarion Global Real Estate Portfolio -- Class A
 ClearBridge Aggressive Growth Portfolio -- Class A
 Invesco Mid Cap Value Portfolio -- Class A (formerly Lord Abbett Mid Cap Value
   Portfolio)
 Lord Abbett Bond Debenture Portfolio -- Class A
 MFS(R) Emerging Markets Equity Portfolio -- Class A
 MFS(R) Research International Portfolio -- Class A
 Morgan Stanley Mid Cap Growth Portfolio -- Class A
 PIMCO Total Return Portfolio -- Class A
 Pioneer Fund Portfolio -- Class A and Class B
 T. Rowe Price Large Cap Value Portfolio -- Class A

METROPOLITAN SERIES FUND

 BlackRock Bond Income Portfolio -- Class A
 BlackRock Money Market Portfolio -- Class A
 Jennison Growth Portfolio -- Class A
 MFS(R) Value Portfolio -- Class B
 Neuberger Berman Genesis Portfolio -- Class A
 T. Rowe Price Large Cap Growth Portfolio -- Class A

PUTNAM VARIABLE TRUST

 Putnam VT Equity Income Fund -- Class IB
 Putnam VT Multi-Cap Growth Fund -- Class IA

RUSSELL INVESTMENT FUNDS

 Aggressive Equity Fund
 Core Bond Fund
 Global Real Estate Securities Fund
 Multi-Style Equity Fund
 Non-U.S. Fund

DISTRIBUTOR

The principal business address of MetLife Investors Distribution Company ("Distributor") has changed from 5 Park Plaza, Suite 1900, Irvine, CA 92614 to 1095 Avenue of the Americas, New York, NY 1003.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of First MetLife Investors Insurance Company will be sent to you without charge.

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Metropolitan Series Fund ("MSF"):
Baillie Gifford International Stock Portfolio (Class B) (closed effective December 19, 2003); Jennison Growth Portfolio (Class B) (closed effective
May 1, 2005); (b) Met Investors Series Trust: Third Avenue Small Cap Value Portfolio (Class A) (closed effective May 1, 2005); (c) MSF: BlackRock Capital Appreciation Portfolio (formerly BlackRock Legacy Large Cap Growth Portfolio) (Class A) (added and closed effective May 4, 2009).

Effective as of April 28, 2003, General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco VI"): Invesco V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Fund (Class A) of Met Investors Series Trust ("MIST");
(b) AllianceBernstein Variable Products Series Fund, Inc.: AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of MIST; (c) MFS(R) Variable Insurance Trust

(Initial Class): MFS(R) Research Series (closed effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of MIST; MFS(R) Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of MSF; (d) Oppenheimer Variable Account Funds (Initial Class): Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of Metropolitan Series Fund, Inc.

Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class A) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Metropolitan Series Fund, Inc. merged into the Jennison Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class A) was replaced with the Neuberger Berman Real Estate Portfolio (Class A) of the Met Investors Series Trust; (b) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Initial Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of the Met Investors Series Trust and the MFS(R) Investors Trust Series (Initial Class) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (c) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IA) was replaced with the MFS Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust.

Effective as of April 30, 2007, the Invesco V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2006) was replaced with the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust. Effective as of April 30, 2007, the following portfolios of the Met Investors Series Trust were merged: the Met/Putnam Capital Opportunities Portfolio (Class A) merged into the Lazard Mid Cap Portfolio (Class A); and the Lord Abbett America's Value Portfolio (Class B) merged into the Lord Abbett Bond Debenture Portfolio (Class B) (approximately 35%) and the Lord Abbett Mid Cap Value Portfolio (Class B) (approximately 65%).

Effective as of April 28, 2008, the Templeton Developing Markets Securities Fund (Class I) was replaced with the MFS(R) Emerging Markets Equity Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class A and Class B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio (Class A and Class B) of the Met Investors Series Trust; and the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective as of May 3, 2010, the assets in the Class B shares of the following investment portfolios of the Met Investors Series Trust, which has been closed to new investment, were transferred to the Class A shares of those investment portfolios: the Lord Abbett Bond Debenture Portfolio and the Lord Abbett Mid Cap Value Portfolio.

Effective as of May 3, 2010, the Putnam VT Growth and Income Fund (Class IA) and the Putnam VT Growth and Income Fund (Class IB) (closed effective May 1,
2006) of the Putnam Variable Trust were replaced by the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.

Effective as of September 27, 2010, the Putnam VT Vista Fund (Class IA) of the Putnam Variable Trust merged into the Putnam VT Multi-Cap Growth Fund (Class
IA) of the Putnam Variable Trust.

Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.

Effective as of April 29, 2013, the MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) of the Met Investors Series Trust merged into the Neuberger Berman Genesis Portfolio of the Metropolitan Series Fund.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.

                                               INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) -- SERIES I
Invesco V.I. International Growth Fund Seeks long-term growth of capital.     Invesco Advisers, Inc.
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST -- CLASS 1
Templeton Foreign VIP Fund             Seeks long-term capital growth.        Templeton Investment Counsel, LLC
MET INVESTORS SERIES TRUST
Clarion Global Real Estate Portfolio   Seeks total return through investment  MetLife Advisers, LLC
 -- Class A                            in real estate securities,             Subadviser: CBRE Clarion Securities LLC
                                       emphasizing both capital appreciation
                                       and current income.
ClearBridge Aggressive Growth          Seeks capital appreciation.            MetLife Advisers, LLC
 Portfolio -- Class A                                                         Subadviser: ClearBridge Investments, LLC
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing
 Class A                               in equity securities of mid-sized      MetLife Advisers, LLC
                                       companies.                             Subadviser: Invesco Advisers, Inc.
Lord Abbett Bond Debenture Portfolio   Seeks high current income and the      MetLife Advisers, LLC
 -- Class A                            opportunity for capital appreciation   Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
MFS(R) Emerging Markets Equity         Seeks capital appreciation.            MetLife Advisers, LLC
 Portfolio -- Class A                                                         Subadviser: Massachusetts Financial Services
                                                                              Company
MFS(R) Research International          Seeks capital appreciation.            MetLife Advisers, LLC
 Portfolio -- Class A                                                         Subadviser: Massachusetts Financial Services
                                                                              Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.            MetLife Advisers, LLC
 Portfolio -- Class A                                                         Subadviser: Morgan Stanley Investment
                                                                              Management Inc.
PIMCO Total Return Portfolio --        Seeks maximum total return,            MetLife Advisers, LLC
 Class A                               consistent with the preservation of    Subadviser: Pacific Investment Management
                                       capital and prudent investment         Company LLC
                                       management.
Pioneer Fund Portfolio -- Class A and  Seeks reasonable income and capital    MetLife Advisers, LLC
 Class B                               growth.                                Subadviser: Pioneer Investment
                                                                              Management, Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation   MetLife Advisers, LLC
 Portfolio -- Class A                  by investing in common stocks          Subadviser: T. Rowe Price Associates, Inc.
                                       believed to be undervalued. Income is
                                       a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --     Seeks a competitive total return       MetLife Advisers, LLC
 Class A                               primarily from investing in            Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Money Market Portfolio --    Seeks a high level of current income   MetLife Advisers, LLC
 Class A                               consistent with preservation of        Subadviser: BlackRock Advisors, LLC
                                       capital.
Jennison Growth Portfolio -- Class A   Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: Jennison Associates LLC
MFS(R) Value Portfolio -- Class B      Seeks capital appreciation.            MetLife Advisers, LLC
                                                                              Subadviser: Massachusetts Financial Services
                                                                              Company

                                               INVESTMENT OBJECTIVE                 INVESTMENT ADVISER/SUBADVISER
------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Genesis Portfolio --  Seeks high total return, consisting    MetLife Advisers, LLC
 Class A                               principally of capital appreciation.   Subadviser: Neuberger Berman Management
                                                                              LLC
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital.     MetLife Advisers, LLC
 Portfolio -- Class A                                                         Subadviser: T. Rowe Price Associates, Inc.
PUTNAM VARIABLE TRUST
Putnam VT Equity Income Fund -- Class  Seeks capital growth and current       Putnam Investment Management, LLC
 IB                                    income.
Putnam VT Multi-Cap Growth Fund --     Seeks long-term capital appreciation.  Putnam Investment Management, LLC
 Class IA
RUSSELL INVESTMENT FUNDS
Aggressive Equity Fund                 Seeks to provide long term capital     Russell Investment Management Company
                                       growth.
Core Bond Fund                         Seeks to provide current income, and   Russell Investment Management Company
                                       as a secondary objective, capital
                                       appreciation.
Global Real Estate Securities Fund     Seeks to provide current income and    Russell Investment Management Company
                                       long-term capital growth.
Multi-Style Equity Fund                Seeks to provide long term capital     Russell Investment Management Company
                                       growth.
Non-U.S. Fund                          Seeks to provide long term capital     Russell Investment Management Company
                                       growth.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT

If you purchased the FIRST COVA RUSSELL-SELECT VARIABLE ANNUITY, the following portfolios are available:

METROPOLITAN SERIES FUND

   BlackRock Money Market Portfolio (Class A)

RUSSELL INVESTMENT FUNDS

   Aggressive Equity Fund
   Core Bond Fund
   Global Real Estate Securities Fund
   Multi-Style Equity Fund
   Non-U.S.Fund
--------------------------------------------------------------------------------

If you purchased the FIRST COVA CUSTOM-SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUND) (SERIES I)

   Invesco V.I. International Growth Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

   Templeton Foreign VIP Fund

MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

   Clarion Global Real Estate Portfolio
   ClearBridge Aggressive Growth Portfolio
   Invesco Mid Cap Value Portfolio
   Lord Abbett Bond Debenture Portfolio
   MFS(R) Emerging Markets Equity Portfolio
   MFS(R) Research International Portfolio
   Morgan Stanley Mid Cap Growth Portfolio
   PIMCO Total Return Portfolio
   Pioneer Fund Portfolio (Class B)
   T. Rowe Price Large Cap Value Portfolio

METROPOLITAN SERIES FUND (CLASS A)

   BlackRock Bond Income Portfolio
   BlackRock Money Market Portfolio
   Jennison Growth Portfolio
   Neuberger Berman Genesis Portfolio
   T. Rowe Price Large Cap Growth Portfolio

PUTNAM VARIABLE TRUST (CLASS IA)

   Putnam VT Multi-Cap Growth Fund

--------------------------------------------------------------------------------
If you purchased the FIRST COVA VARIABLE ANNUITY, the following portfolios are available:

MET INVESTORS SERIES TRUST (CLASS A)

   Invesco Mid Cap Value Portfolio
   Lord Abbett Bond Debenture Portfolio
   MFS(R) Research International Portfolio
   Morgan Stanley Mid Cap Growth Portfolio
   PIMCO Total Return Portfolio
   Pioneer Fund Portfolio
   T. Rowe Price Large Cap Value Portfolio

METROPOLITAN SERIES FUND

   BlackRock Money Market Portfolio (Class A)
   MFS(R) Value Portfolio (Class B)
   Neuberger Berman Genesis Portfolio

PUTNAM VARIABLE TRUST (CLASS IB)

   Putnam VT Equity Income Fund